Document And Entity Information	12 Months Ended
Dec. 31, 2022
Document Information [Line Items]
Entity Central Index Key	0000914139
Entity Registrant Name	PARKERVISION INC
Amendment Flag	false
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2022
Document Type	S-1
Entity Incorporation, State or Country Code	FL
Entity Tax Identification Number	59-2971472
Entity Address, Address Line One	4446-1A Hendricks Avenue, Suite 354
Entity Address, City or Town	Jacksonville
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32207
City Area Code	904
Local Phone Number	732-6100
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false